World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2012

Dates Covered
Collections Period	06/01/12 - 06/30/12
Interest Accrual Period	06/15/12 - 07/15/12
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/12	287,352,134.98	29,597
Yield Supplement Overcollateralization Amount at 05/31/12	10,417,482.95	0

Receivables Balance at 05/31/12	297,769,617.93	29,597
Principal Payments	15,849,628.81	759
Defaulted Receivables	181,564.86	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/12	9,568,246.95	0

Pool Balance at 06/30/12	272,170,177.31	28,826

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	2,608,704.63	215
Past Due 61-90 days	590,076.89	51
Past Due 91 + days	96,662.93	12

Total	3,295,444.45	278

Total 31+ Delinquent as % Ending Pool Balance	1.21%
Recoveries	147,783.87
Aggregate Net Losses/(Gains) - June 2012	33,780.99
Overcollateralization Target Amount	16,330,210.64
Actual Overcollateralization	16,330,210.64
Weighted Average APR	4.43%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	30.88

Flow of Funds	$ Amount
Collections	17,070,669.01
Advances	1,615.81
Investment Earnings on Cash Accounts	1,723.17
Servicing Fee	(248,141.35)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	16,825,866.64

Distributions of Available Funds
(1) Class A Interest	409,633.61
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	14,271,040.21
(7) Distribution to Certificateholders	2,063,858.02
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	16,825,866.64
Servicing Fee	248,141.35
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 06/15/12	270,111,006.88
Principal Paid	14,271,040.21
Note Balance @ 07/16/12	255,839,966.67

Class A-1
Note Balance @ 06/15/12	0.00
Principal Paid	0.00
Note Balance @ 07/16/12	0.00
Note Factor @ 07/16/12	0.0000000%

Class A-2
Note Balance @ 06/15/12	0.00
Principal Paid	0.00
Note Balance @ 07/16/12	0.00
Note Factor @ 07/16/12	0.0000000%

Class A-3
Note Balance @ 06/15/12	40,109,006.88
Principal Paid	14,271,040.21
Note Balance @ 07/16/12	25,837,966.67
Note Factor @ 07/16/12	10.7211480%

Class A-4
Note Balance @ 06/15/12	198,106,000.00
Principal Paid	0.00
Note Balance @ 07/16/12	198,106,000.00
Note Factor @ 07/16/12	100.0000000%

Class B
Note Balance @ 06/15/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 07/16/12	31,896,000.00
Note Factor @ 07/16/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	490,968.41
Total Principal Paid	14,271,040.21

Total Paid	14,762,008.62

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	44,788.39
Principal Paid	14,271,040.21

Total Paid to A-3 Holders	14,315,828.60

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5354060
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.5627144

Total Distribution Amount	16.0981204

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1858439
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.2159345

Total A-3 Distribution Amount	59.4017784

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 05/31/12	24,402.22
Balance as of 06/30/12	26,018.03
Change	1,615.81

Reserve Account
Balance as of 06/15/12	2,345,271.93
Investment Earnings	210.49
Investment Earnings Paid	(210.49)
Deposit/(Withdrawal)	—
Balance as of 07/16/12	2,345,271.93
Change	—
Required Reserve Amount	2,345,271.93